Income taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Additional details on Income taxes [line items]
Effective tax rate	20.60%	18.20%
Deferred tax assets	$ 4,486	$ 4,328	$ 3,116
Unused tax losses	408	412
Tax credits	18	18
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized	$ 37,000	30,000
Percentage of increase in effective income tax rate	240.00%
2009, 2010 and 2011 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount	$ 434
2012 to 2018 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount	2,133
2019 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount	411
Tax loss and tax credit carryforwards [member] | Caribbean, Canadian and Japanese Operations [Member]
Additional details on Income taxes [line items]
Deferred tax assets	353	331
Under 1 year [member]
Additional details on Income taxes [line items]
Unused tax losses	0	0
Tax credits	0
Expire in two to four years [member]
Additional details on Income taxes [line items]
Unused tax losses	0	0
Tax credits	0
Expire after four years [member]
Additional details on Income taxes [line items]
Unused tax losses	408	412
Tax credits	$ 18	$ 18